Identifiable Intangible Assets and Goodwill - Finite-lived and Indefinite-lived Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying amount	$ 73,887		$ 74,677
Finite-lived intangible assets, accumulated amortization	(46,381)	[1]	(43,119)	[1]
Finite-lived intangible assets, less accumulated amortization	27,506		31,558
Indefinite-lived Intangible Assets [Line Items]
Total indefinite-lived intangible assets	7,660		7,827
Intangible assets, gross carrying amount	81,547	[1]	82,504	[1]
Identifiable intangible assets, less accumulated amortization	35,166	[1],[2]	39,385	[1],[2]
Trade Names [Member]
Indefinite-lived Intangible Assets [Line Items]
Total indefinite-lived intangible assets	7,273		7,384
In Process Research and Development [Member]
Indefinite-lived Intangible Assets [Line Items]
Total indefinite-lived intangible assets	387		443
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying amount	70,946		72,038
Finite-lived intangible assets, accumulated amortization	(44,694)		(41,541)
Finite-lived intangible assets, less accumulated amortization	26,252		30,497
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying amount	1,951		1,743
Finite-lived intangible assets, accumulated amortization	(855)		(773)
Finite-lived intangible assets, less accumulated amortization	1,096		970
Licensing Agreements And Other [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying amount	991		896
Finite-lived intangible assets, accumulated amortization	(832)		(805)
Finite-lived intangible assets, less accumulated amortization	$ 159		$ 91

[1]	The decrease in identifiable intangible assets, less accumulated amortization, is primarily due to amortization and, to a much lesser extent, asset impairment charges, partially offset by assets acquired as part of the InnoPharma acquisition,the Nexium OTC milestones and other asset acquisitions. For information about impairments of intangible assets, see Note 4. For information about the assets acquired from InnoPharma and the Nexium OTC milestones, see Note 2A and Note 2B, respectively.
[2]	Amounts may not add due to rounding.